Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Option Plan [Abstract]
Stock Option Plan
12.	Stock Option Plan

Equity Incentive Plan

In 2010, the Company adopted the 2010 Equity Compensation Plan (the ”2010 Plan”). There have been no issuances under the 2010 Plan since the adoption of the 2016 Equity Incentive Plan (the “2016 Plan”). The 2010 Plan expired in 2025, and all options available for issuance under the 2010 Plan upon expiration were moved to the 2016 Plan. Accordingly, no shares are available for future issuance under the 2010 Plan as of March 31, 2026.

In 2016, the Company’s Board of Directors adopted the 2016 Plan under which incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), stock appreciation rights (“SARs”), restricted stock, and restricted stock units (“RSUs”) may be granted to employees, directors, and consultants. Under the 2016 Plan, ISOs can only be granted to employees and NSOs can be granted to employees, directors, and key advisors. The Board of Directors determines the terms and conditions of the awards, including the number of awards to be granted and vesting criteria at the time of grant. The term of each option shall be stated in the option agreement; however, the term shall be no more than ten years from the date of the grant thereof. Stock options must be granted with an exercise price no less than the stock’s fair market value at the date of grant.

Stock option

Stock option activity during the three months ended March 31, 2026 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2025	14,162,648	$0.31	6.41	$2,541
Options granted	135,000	1.09
Options exercised	(639,738)	0.16		598
Options cancelled	(154,320)	0.32
Balance as of March 31, 2026	13,503,590	$0.33	6.33	$10,322
Vested and expected to vest at March 31, 2026	13,503,590	$0.33	6.33	$10,322
Exercisable at March 31, 2026	9,433,058	$0.27	5.25	$7,765

The options granted during the three months ended March 31, 2026 and 2025 had a weighted-average grant-date fair value per share of $0.76 and $0.30, respectively. The total fair value of options vested was $207 and $176 during the three months ended March 31, 2026 and 2025, respectively.

Fair Value Inputs

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	Three months ended March 31,
	2026	2025
Expected term (in years)	6.1	5.7
Expected volatility	64.9%	65.4%
Risk-free rate	3.9%	4.1%
Dividend yield	—	—

Stock-Based Compensation

The Company’s total stock-based compensation was as follows:

	Three Months Ended March 31,
	2026	2025
Cost of revenue	$18	$3
Research and development	11	11
Selling, general and administrative	96	169
Total stock-based compensation	$125	$183

As of March 31, 2026 the unrecognized stock-based compensation related to outstanding unvested options was $1.1 million and is expected to be recognized over a weighted average period of 2.6 years.

14.	Stock Option Plan

In 2010, the Company adopted the 2010 Equity Compensation Plan (the “2010 Plan”). There have been no issuances under the 2010 Plan since the adoption of the 2016 Equity Incentive Plan (the “2016 Plan”). The 2010 Plan expired in 2025, and all options available for issuance under the 2010 Plan upon expiration were moved to the 2016 Plan. Accordingly, no shares are available for future issuance under the 2010 Plan as of December 31, 2025.

In 2016, the Company’s Board of Directors adopted the 2016 Plan under which incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), stock appreciation rights (“SARs”), restricted stock, and restricted stock units (“RSUs”) to employees, directors, and consultants. Under the 2016 Plan, ISOs can only be granted to employees and NSOs can be granted to employees, directors, and key advisors. The Board of Directors determines the terms and conditions of the awards, including the number of awards to be granted and vesting criteria at the time of grant. The term of each option shall be stated in the option agreement; however, the term shall be no more than ten years from the date of the grant thereof. Stock options must be granted with an exercise price no less than the stock’s fair market value at the date of grant.

Activity under the 2016 Plan and 2010 Plan consists of the following:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2023	10,589,851	$0.22	6.50	$954
Options granted	2,935,275	0.31
Options exercised	(266,799)	0.18		36
Options cancelled	(484,739)	0.25
Balance as of December 31, 2024	12,773,588	0.24	6.31	3,186
Options granted	4,039,029	0.49
Options exercised	(624,451)	0.21		176
Options cancelled	(2,025,518)	0.26
Balance as of December 31, 2025	14,162,648	0.31	6.41	2,541
Vested and expected to vest at December 31, 2025	14,162,648	0.31	6.41	2,541
Exercisable at December 31, 2025	9,370,813	$0.25	5.11	$2,290

The total fair value of options vested was $458 and $432 during the year ended December 31, 2025 and 2024, respectively. The options granted during the year ended December 31, 2025 and 2024 had a weighted-average grant-date fair value per share of $0.30 and $0.19, respectively.

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	2025	2024
Expected term (in years)	5.9	5.7
Expected volatility	65.0%	64.7%
Risk-free rate	4.1%	4.0%
Dividend yield	—	—

The Black-Scholes option-pricing model requires the use of highly subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

Expected Term — The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

Expected Volatility — Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividend — The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The Company’s total stock-based compensation was as follows:

	2025	2024
Cost of revenue	$13	$14
Research and development	57	59
Selling, general and administrative	483	440
Total stock-based compensation	$553	$513

As of December 31, 2025 the unrecognized stock-based compensation related to outstanding unvested options was $1.2 million and is expected to be recognized over a weighted average period of 2.7 years.